Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations (Details) - Schedule of Net Income from Assets Received of Payment and Sale of Non-Currents Assets - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations [Abstract]
Net income from assets received in lieu of payment	$ 3,993	$ 8,452	$ 4,874
Other income from assets received in lieu of payment	0	0	0
Provision on assets received in lieu of payment	(95)	858	(743)
Expenses for maintenance of assets received in lieu of payment	(4,972)	(1,437)	(2,017)
Net income from assets received in lieu of payment	(1,074)	7,873	2,114
Sale of non-current assets
Net income from sale of fixed assets	5,123	5,281	6,404
Sale of non-current assets	5,123	5,281	6,404
TOTAL	$ 4,049	$ 13,154	$ 8,518